AB Fixed Income Taxable Portfolios [Member] Average Annual Total Returns - AB Fixed Income Taxable Portfolios		12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
AB Core Bond Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.44%)		2.07%
Performance Inception Date				Jul. 23, 2019
AB Core Bond Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.40%	(1.79%)		0.73%
AB Core Bond Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.29%	(0.90%)		1.03%

[1]
Inception date of Class Z shares: July 23, 2019. Performance information for periods prior to the inception of Class Z shares is the performance of the Portfolio’s Core Bond Class shares, adjusted to reflect the net expense differences between the Core Bond Class and Class Z shares.